Submission	Aug. 13, 2024
Submission [Line Items]
Central Index Key	0000007536
Registrant Name	ARROW ELECTRONICS, INC.
Registration File Number	333-277564
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES